PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Credit Commitments and Lines of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Commitments
Credit commitments	$ 1,062,781	$ 1,071,288
Unsettled reverse repurchase and securities borrowing agreements	126,600	71,800
Unsettled repurchase and securities lending agreements	41,100	62,500
Commercial and similar letters of credit
Credit Commitments
Credit commitments	5,910	5,221
One-to four-family residential mortgages
Credit Commitments
Credit commitments	4,351	5,002
Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	7,913	9,626
Commercial real estate, construction and land development
Credit Commitments
Credit commitments	17,843	12,867
Credit card lines
Credit Commitments
Credit commitments	700,559	710,399
Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	320,556	322,458
Other commitments and contingencies
Credit Commitments
Credit commitments	5,649	$ 5,715
U.S.
Credit Commitments
Credit commitments	838,601
U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	654
U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	1,752
U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	6,790
U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	15,877
U.S. | Credit card lines
Credit Commitments
Credit commitments	601,018
U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	207,234
U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	5,276
Outside U.S.
Credit Commitments
Credit commitments	224,180
Outside U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	5,256
Outside U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	2,599
Outside U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	1,123
Outside U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	1,966
Outside U.S. | Credit card lines
Credit Commitments
Credit commitments	99,541
Outside U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	113,322
Outside U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	$ 373